Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
ECL for Trade Receivables Related to Third-Party [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount	RM 35,895,157		RM 9,188,307
Loss allowance	(324,745)		(37,806)
Net balance	35,570,412	$ 7,958,477	9,150,501
ECL for Trade Receivables from Related Parties [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount	1,132,841		6,041,691
Loss allowance	(412,828)		(37,361)
Net balance	720,013	$ 161,096	6,004,330
Grade - Low Risk [Member] | ECL for Trade Receivables Related to Third-Party [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount	11,732,969		2,034,059
Loss allowance	RM (58,485)		RM (2,034)
Expected loss rate	0.50%	0.50%	0.10%
Net balance	RM 11,674,484	$ 2,612,034	RM 2,032,025
Grade - Fair Risk [Member] | ECL for Trade Receivables Related to Third-Party [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount	24,162,188		7,154,248
Loss allowance	RM (266,260)		RM (35,772)
Expected loss rate	1.10%	1.10%	0.50%
Net balance	RM 23,895,928	$ 5,346,443	RM 7,118,476
Grade - Low Risk [Member] | ECL for Trade Receivables from Related Parties [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount			4,551,351
Loss allowance			RM (22,757)
Expected loss rate			0.50%
Net balance			RM 4,528,594
Grade - Fair Risk [Member] | ECL for Trade Receivables from Related Parties [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount			1,490,340
Loss allowance			RM (14,604)
Expected loss rate			1.00%
Net balance			RM 1,475,736
Grade - Low Risk [Member] | ECL for Trade Receivables from Related Parties [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount	100,000
Loss allowance	RM (500)
Expected loss rate	0.50%	0.50%
Net balance	RM 99,500	$ 22,262
Grade - Fair Risk [Member] | ECL for Trade Receivables from Related Parties [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount	32,841
Loss allowance	RM (328)
Expected loss rate	1.00%	1.00%
Net balance	RM 32,513	$ 7,275
Grade - Substantial [Member] | ECL for Trade Receivables from Related Parties [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details) [Line Items]
Gross carrying amount	1,000,000
Loss allowance	RM (412,000)
Expected loss rate	41.20%	41.20%
Net balance	RM 588,000	$ 131,559